Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.61%)	33.95%	7.94%
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	29.98%	(10.26%)	(27.29%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	6.24%	1.93%	(6.01%)	19.29%	41.87%	(7.86%)	11.61%	(13.20%)	5.28%	18.76%